Current and long-term debt - 2017 credit facility (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2018	Mar. 31, 2017 USD ($) tranche	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 2,910,315,000	$ 2,767,193,000
2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 172,000,000.0
Number of borrowing tranches | tranche		5
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels	155.00%	155.00%
Deposit in debt service reserve account			5,000,000
Repayments			10,500,000
Unscheduled repayment of borrowings			8,000,000
Debt outstanding			144,800,000	141,800,000
2017 Credit Facility - Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | tranche		2
2017 Credit Facility - Commercial Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 15,000,000.0
Borrowings instrument term		6 years
Repayment profile term		15 years
2017 Credit Facility - Commercial Tranche One [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.25%
2017 Credit Facility - Commercial Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 25,000,000.0
Borrowings instrument term		9 years
Repayment profile term		15 years
2017 Credit Facility - Commercial Tranche Two [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.25%
2017 Credit Facility - KEXIM Funded Tranche and GIEK Guaranteed Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings instrument term		12 years
Repayment profile term		12 years
2017 Credit Facility - KEXIM Funded Tranche and GIEK Guaranteed Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.15%
2017 Credit Facility - KEXIM Funded Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 52,000,000.0
2017 Credit Facility - GIEK Guaranteed Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		32,000,000.0
2017 Credit Facility - KEXIM Guaranteed Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 48,000,000.0
Borrowings instrument term		12 years
Repayment profile term		12 years
2017 Credit Facility - KEXIM Guaranteed Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.60%
Consolidated Liquidity Requirement - Scenario One [Member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
Seven Newbuildings [Member] | Vessels [member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns				$ 145,500,000
Number of collateralized vessels refinanced | vessel				7
STI Jardins [Member] | Vessels [member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawdowns			$ 21,500,000
Number of collateralized vessels refinanced | vessel			1